Business Combination - Pro Forma Consolidated Statements of Comprehensive Income (Loss) (Detail) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information [Abstract]
Revenues	371,959,104	347,257,286
Net income (loss)	(49,049,297)	36,467,462